FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Description of derivative financial instruments (Details) - 12 months ended Dec. 31, 2021 $ in Millions, $ in Millions	CAD ($) $ / $	USD ($)
Financial instruments and financial risk management
Notional amount sold	$ 177.4
Foreign exchange forward contracts
Financial instruments and financial risk management
Average exchange rate | $ / $	1.2578
Notional amount		$ 141.0
Senior Notes 5.375 Percent Due 2024 | Period Covered, 2014 To 2024 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.1034
Notional amount		$ 158.6
Annual nominal interest rate (in percentage)		5.375%
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		2.67%
Senior Notes 5.375 Percent Due 2024 | Period Covered, 2017 To 2024 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.1039
Notional amount		$ 441.4
Annual nominal interest rate (in percentage)		5.375%
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		5.62%
Senior Notes 5.125 Percent Due 2027 | Period Covered, 2017 To 2027 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.3407
Notional amount		$ 600.0
Annual nominal interest rate (in percentage)		5.125%
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		4.82%
Senior Notes 3.625 Percent Due 2029 | Period covered 2021 To 2029 | Cross-currency interest rate swaps
Financial instruments and financial risk management
Average exchange rate | $ / $	1.2109
Notional amount		$ 500.0
Annual nominal interest rate (in percentage)		3.625%
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		4.04%